CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Nanjing Zhulang and Success Blueprint	Dacheng	Ordinary Shares	Ordinary Shares Nanjing Zhulang and Success Blueprint	Ordinary Shares Dacheng	Ordinary Shares Simlife	Additional paid-in capital	Additional paid-in capital Nanjing Zhulang and Success Blueprint	Additional paid-in capital Dacheng	Additional paid-in capital Simlife	Shares issuable in connection with acquisition	Shares issuable in connection with acquisition Simlife	Warrant	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Comprehensive income(loss)
Beginning Balance at Dec. 31, 2008	$ 160,688,218			$ 717				$ 86,250,897							$ 23,115,698	$ 7,392,442	$ 43,928,464
Beginning Balance (in shares) at Dec. 31, 2008				1,434,232,520
Issuance of ordinary shares for share-based compensation (in shares)				40,000,000
Issuance of ordinary shares for share-based compensation	466,890			20				466,870
Shares issuable in connection with acquisition of Simlife	1,325,917											1,325,917
Issuance of ordinary shares for acquisition (in shares)					1,000,000
Issuance of ordinary shares for acquisition		373,001			1				373,000
Beneficial conversion feature of convertible senior note	3,667,931							3,667,931
Issuance of warrant in relation to convertible senior note	677,332													677,332
Share-based compensation recognized	4,211,530							4,211,530
Repurchase of ordinary shares (in shares)				(65,836,160)
Repurchase of ordinary shares	(11,108,039)			(33)				(11,108,006)
Provision for statutory reserve																1,208,451	(1,208,451)
Foreign currency translation adjustments	154,570														154,570			154,570
Net income	12,583,381																12,583,381	12,583,381
Comprehensive income (loss), net of tax																		12,737,951
Ending Balance at Dec. 31, 2009	173,040,731			705				83,862,222				1,325,917		677,332	23,270,268	8,600,893	55,303,394
Ending Balance (in shares) at Dec. 31, 2009				1,409,396,360
Issuance of ordinary shares for share-based compensation (in shares)				52,750,000
Issuance of ordinary shares for share-based compensation	386,550			26				386,524
Issuance of ordinary shares for acquisition (in shares)						42,760,213	6,000,000
Issuance of ordinary shares for acquisition			14,545,600			21	3			14,545,579	1,325,914		(1,325,917)
Share-based compensation recognized	5,000,256							5,000,256
Provision for statutory reserve																791,897	(791,897)
Foreign currency translation adjustments	9,044,087														9,044,087			9,044,087
Net income	11,923,199																11,923,199	11,923,199
Comprehensive income (loss), net of tax																		20,967,286
Ending Balance at Dec. 31, 2010	213,940,423			755				105,120,495						677,332	32,314,355	9,392,790	66,434,696
Ending Balance (in shares) at Dec. 31, 2010				1,510,906,573
Issuance of ordinary shares for share-based compensation (in shares)				47,500,000
Issuance of ordinary shares for share-based compensation	302,075			24				302,051
Issuance of ordinary shares for acquisition (in shares)						123,532,570
Issuance of ordinary shares for acquisition			29,220,543			62				29,220,481
Share-based compensation recognized	4,579,522							4,579,522
Repurchase of ordinary shares (in shares)				(20,000,000)
Repurchase of ordinary shares	(2,748,579)			(12)				(2,748,567)
Prepayment of NGP convertible senior note	(5,333,300)							(5,333,300)
Provision for statutory reserve																948,701	(948,701)
Foreign currency translation adjustments	13,871,922														13,871,922			13,871,922
Net income	(7,654,862)																(7,654,862)	(7,654,862)
Comprehensive income (loss), net of tax																		6,217,060
Ending Balance at Dec. 31, 2011	$ 246,177,744			$ 829				$ 131,140,682						$ 677,332	$ 46,186,277	$ 10,341,491	$ 57,831,133
Ending Balance (in shares) at Dec. 31, 2011				1,661,939,143